Net Loss per Share of Common Stock (Tables)	6 Months Ended	12 Months Ended
	Sep. 30, 2023	Mar. 31, 2023
Net loss per share
Schedule of Diluted Loss Per Share of Common Stock

	For the Three Months Ended September 30, 2023		For the Three Months Ended September 30, 2022

Numerator:
Net loss		$(270,346)	$(165,559)

Denominator:
Basic and diluted loss per share – Class A		$(0.06)	(0.01)
Basic and diluted loss per share – Class B	$	N/A	$(0.01)
Denominator for basic and diluted earnings per share – Weighted-average shares of Class A common stock issued and outstanding during the period		4,391,649	13,270,700
Denominator for basic and diluted earnings per share – Weighted-average shares of Class B common stock issued and outstanding during the period		-	3,162,500

	For the Six Months Ended September 30, 2023		For the Six Months Ended September 30, 2022

Numerator:
Net loss		$(531,911)	$(319,979)

Denominator:
Basic and diluted loss per share – Class A		$(0.12)	(0.02)
Basic and diluted loss per share – Class B	$	N/A	$(0.02)
Denominator for basic and diluted earnings per share – Weighted-average shares of Class A common stock issued and outstanding during the period		4,502,530	13,270,700
Denominator for basic and diluted earnings per share – Weighted-average shares of Class B common stock issued and outstanding during the period		-	3,162,500

	For the Year Ended March 31, 2023	For the Year Ended March 31, 2022

Numerator:
Net loss	$(400,232)	$(414,045)

Denominator:
Basic and diluted loss per share – Class A	$(0.03)	(0.05)
Basic and diluted loss per share – Class B	$(0.03)	$(0.05)
Denominator for basic and diluted earnings per share - Weighted-average shares of Class A common stock issued and outstanding during the period	10,946,277	5,578,069
Denominator for basic and diluted earnings per share - Weighted-average shares of Class B common stock issued and outstanding during the period	2,313,390	3,162,500